Unaudited Condensed Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME
Net premiums earned	$ 108,146	$ 161,724	$ 142,871	$ 159,351	$ 185,336	$ 175,802	$ 190,962	$ 251,947	$ 572,092	$ 804,047	$ 695,779
Fees and commission income	14,121	10,787	10,010	7,528	9,522	6,437	6,017	6,477	42,446	28,453	35,088
Net investment income	61,530	72,130	94,443	74,714	76,847	81,502	74,271	75,651	302,817	308,271	261,698
Net realized and unrealized gains	803,467	500,005	967,608	(629,061)	153,477	145,060	260,669	452,760	1,642,019	1,011,966	(407,532)
Other income (losses)	33,372	48,404	(1,087)	20,443	21,703	822	8,831	5,714	101,132	37,070	34,073
Total income	1,020,636	793,050	1,213,845	(367,025)	446,885	409,623	540,750	792,549	2,660,506	2,189,807	619,106
EXPENSES
Net incurred losses and loss adjustment expenses	76,248	109,686	186,692	43,300	48,068	163,258	146,554	256,299	415,926	614,179	323,722
Acquisition costs	38,202	37,708	49,067	46,043	78,417	33,310	51,081	77,801	171,020	240,609	177,855
General and administrative expenses	142,394	115,828	144,830	98,427	116,780	97,365	100,676	98,263	501,479	413,084	348,786
Interest expense	16,872	15,003	14,018	13,415	13,519	14,950	13,036	11,036	59,308	52,541	25,696
Net foreign exchange (gains) losses	15,018	8,156	5,158	(11,939)	12,186	(13,665)	(2,579)	(3,854)	16,393	(7,912)	2,644
Total expenses	288,734	286,381	399,765	189,246	268,970	295,218	308,768	439,545	1,164,126	1,312,501	878,703
EARNINGS (LOSS) BEFORE INCOME TAXES	731,902	506,669	814,080	(556,271)	177,915	114,405	231,982	353,004	1,496,380	877,306	(259,597)
Income tax benefit (expense)	1,468	(13,915)	(16,652)	5,272	12,893	(13,465)	(7,698)	(4,102)	(23,827)	(12,372)	3,689
Earnings (losses) from equity method investments	85,844	149,065	(8,790)	12,450	11,722	17,703	17,713	8,772	238,569	55,910	42,147
NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	819,214	641,819	788,638	(538,549)	202,530	118,643	241,997	357,674	1,711,122	920,844	(213,761)
Net earnings from discontinued operations, net of income taxes	15,441	4,031	(1,152)	(2,069)	(4,666)	7,916	(3,943)	8,068	16,251	7,375	1,489
NET EARNINGS (LOSS)	834,655	645,850	787,486	(540,618)	197,864	126,559	238,054	365,742	1,727,373	928,219	(212,272)
Net earnings (loss) attributable to noncontrolling interest	(3,131)	(21,912)	19,992	32,722	4,900	109	2,713	2,148	27,671	9,870	62,051
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR	831,524	623,938	807,478	(507,896)	202,764	126,668	240,767	367,890	1,755,044	938,089	(150,221)
Dividends on preferred shares	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(9,139)	(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$ 822,599	$ 615,013	$ 798,553	$ (516,821)	$ 193,839	$ 117,743	$ 231,842	$ 358,751	$ 1,719,344	$ 902,175	$ (162,354)
Basic:
Net earnings (loss) from continuing operations (dollars per share)	$ 37.91	$ 28.39	$ 37.06	$ (23.93)	$ 9.15	$ 5.26	$ 10.90	$ 16.49	$ 79.43	$ 41.80	$ (7.89)
Net earnings (loss) from discontinued operations (dollars per share)	0.33	0.11	(0.03)	(0.05)	(0.13)	0.22	(0.11)	0.22	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	38.24	28.50	37.03	(23.98)	9.02	5.48	10.79	16.71	79.78	42.00	(7.84)
Diluted:
Net earnings (loss) from continuing operations (dollars per share)	37.47	28.13	36.68	(23.93)	9.02	5.21	10.81	16.35	78.45	41.23	(7.89)
Net earnings (loss) from discontinued operations (dollars per share)	0.32	0.11	(0.03)	(0.05)	(0.13)	0.21	(0.11)	0.22	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	$ 37.79	$ 28.24	$ 36.65	$ (23.98)	$ 8.89	$ 5.42	$ 10.70	$ 16.57	$ 78.80	$ 41.43	$ (7.84)